Hedging derivatives - By type (Details) - MXN ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Hedging derivatives
Fair value of hedging derivative assets	$ 8,306	$ 9,256
Hedging derivatives	19,078	7,523
Fair value hedges
Hedging derivatives
Fair value of hedging derivative assets	11	925
Hedging derivatives	16,604	5,306
Cash flow hedges
Hedging derivatives
Fair value of hedging derivative assets	8,295	8,331
Hedging derivatives	$ 2,474	$ 2,217